Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2014
Investment in Operating Leases

Investment in operating leases at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Transportation equipment	¥752,020	¥845,820
Measuring and information-related equipment	216,026	228,386
Real estate	817,330	712,828
Other	18,020	17,799

	1,803,396	1,804,833
Accumulated depreciation	(431,329)	(449,435)

Net	1,372,067	1,355,398
Accrued rental receivables	23,466	20,288

	¥1,395,533	¥1,375,686

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Depreciation expenses	¥135,197	¥145,928	¥166,234
Various expenses	46,207	48,501	49,655

	¥181,404	¥194,429	¥215,889

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2015	¥170,645
2016	115,619
2017	83,607
2018	55,204
2019	31,553
Thereafter	65,145

Total	¥521,773